Net Investments in Operating Leases (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Property Subject to or Available for Operating Lease [Line Items]
Length of lease contract		60 months or less
Vehicles, at cost	$ 32,823	$ 29,673
Accumulated depreciation	(5,550)	(4,545)
Net investment in operating leases before allowance for credit losses	27,273	25,128
Allowance for credit losses	(64)	(49)	$ (38)
Net investment in operating leases	27,209	25,079
Operating Leases, Future Minimum Payments Receivable [Abstract]
2017	4,349
2018	2,750
2019	949
2020	66
2021	5
Securitization Transactions [Member]
Property Subject to or Available for Operating Lease [Line Items]
Net investment in operating leases	11,800	13,300
Affiliated Entity [Member]
Property Subject to or Available for Operating Lease [Line Items]
Related Party Transaction, Deferred Interest Supplements and Residual Support Payments on Net Investment in Operating Leases	2,500	2,400
Related Party Transaction, Earned Interest Supplements and Residual Support Costs, Net Investment in Operating Lease	1,900	1,500	1,300
Related Party Transactions, Cash Received and Interest Supplements, Net Investment in Operating Lease	2,000	1,900	1,800
Net investment in leased vehicles-Employee and company vehicles	907	652
Operating lease revenue on employee leased vehicles	$ 302	$ 284	$ 259